Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2014	Dec. 31, 2013
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	66,500,000	66,500,000
Common stock, shares issued	17,099,882	12,213,219
Common stock, shares outstanding	17,099,882	12,201,102
Treasury Stock, Shares	0	12,117